Net Sales by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015
Meals
Revenue from External Customer [Line Items]
Net sales	14,667	10,452	60,624	49,168	43,838
Snacks
Revenue from External Customer [Line Items]
Net sales	13,463	11,898	56,789	44,687	27,252
Dressings, Condiments and Other
Revenue from External Customer [Line Items]
Net sales	$ 6,163	$ 6,260	$ 23,891	$ 23,761	$ 24,925